Fair Value Measurements (Tables)	12 Months Ended
Oct. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Fair Value Hierarchy for Financial Liabilities Measured at Fair Value
The following table presents the Company’s fair value hierarchy for financial liabilities measured at fair value as of October 31, 2022:

		October 31, 2022
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Liabilities
Convertible debenture embedded derivative liabilities	$3,791	$—	$—	$3,791
Warrant liabilities	11,456	—	—	11,456

Total financial liabilities	$15,247	$—	$—	$15,247

Convertible Debentures Embedded Derivative Liabilities
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assumptions Used to Determine Fair Value of Liabilities
The assumptions ranges that the Company used to determine the fair value of the convertible debentures embedded derivative liabilities for the 2022 Notes and BDC Notes that were outstanding as of each respective period (refer to Note 9 for description of notes) were as follows:

	Immediately prior to settlement on October 31, 2023	As of October 31, 2022
Probability of qualified financing*	100%		60%
Volatility**	n/a		85%
Class C Preferred Share price (CAD)**	n/a		$2.20
Liquidity price at conversion of listing event***	$8.84		n/a
Fair value of common share at conversion of listing event***	$21.70	$	n/a
Discount rate****	18.4%		10.4-18.4%
Expected time to respective scenarios	0.0 years		0.4 years

Summary of Change in Estimated Fair Value of Liabilities
The following table provides a summary of the change in the estimated fair value of the Company’s convertible debentures embedded derivative liabilities for the year ended October 31, 2023, and 2022.

Total
Balance as of October 31, 2021	$602
Fair value of convertible debenture embedded derivative liabilities recognized upon issuance	3,500
Change in fair value of convertible debenture embedded derivative liabilities	(269)
Foreign exchange rate translation adjustment	(42)

Balance as of October 31, 2022	3,791

Change in fair value of convertible debenture embedded derivative liabilities	21,421
Foreign exchange rate translation adjustment	5
Settlement of derivative liability in accordance with repayment and conversion of convertible debentures upon the consummation of the Reverse Recapitalization	(25,217)

Balance as of October 31, 2023	$—

May 2023 Notes
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assumptions Used to Determine Fair Value of Liabilities
The assumptions that the Company used to determine the fair value of the May 2023 Notes as of the issuance date are as follows:

As of Issuance Date
Probability of qualified financing*	60%
Volatility	85%
Class C Preferred Share Price (CAD)	$2.074
Liquidity price at conversion of listing event**	$8.42
Fair value of common share at conversion of listing event**	$10.25
Discount rate***	40.8%
Expected time to respective scenarios	0.3 years

Summary of Change in Estimated Fair Value of Liabilities
The following table provides a summary of the change in the estimated fair value of the Company’s 2023 Notes for the year ended October 31, 2023. Upon the close of the Reverse Recapitalization the 2023 Notes were exchanged for common shares of the Company, resulting in an extinguishment of the 2023 Notes. Refer to Note 3 and Note 9.

Total
Balance as of October 31, 2022	$—
Issuance of May 2023 Notes	37,043
Change in fair value of May 2023 Notes	56,212
Settlement of 2023 Notes upon the consummation of the Reverse Recapitalization	(93,255)

Balance as of October 31, 2023	$—

Preferred Share Warrant Liabilities
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assumptions Used to Determine Fair Value of Liabilities
The assumptions that the Company used to determine the fair value of the Preferred Share Warrant liabilities as of October 31, 2022 were as follows:

As of October 31, 2022
Weighted average expected life (in years)	3.0
Expected volatility	78.0%
Risk-free interest rate	3.92%
Expected dividend yield	—
Preferred share price – Class C (CAD)	$2.20
Exercise price – Class C (CAD)	$2.632

Summary of Change in Estimated Fair Value of Liabilities
The following table provides a summary of the change in the estimated fair value of the Company’s warrant liabilities for the year ended October 31, 2023:

Total
Balance as of October 31, 2021	$9,088
Warrant liabilities recognized upon issuance of term loan	90
Change in fair value of warrant liabilities	3,326
Foreign exchange rate translation adjustment	(1,048)

Balance as of October 31, 2022	11,456
Warrant liability recognized upon issuance of May 2023 Notes	1,420
Change in fair value of warrant liabilities	(10,849)
Foreign exchange rate translation adjustment	(44)
Reclassification of 2023 Warrants to equity upon consummation of the Reverse Recapitalization	(1,983)

Balance as of October 31, 2023	$—